Taxes (Tables)	6 Months Ended
Jun. 30, 2024
Taxes [Abstract]
Schedule of Provision for Income Taxes	Significant components of the provision for income taxes are as follows:
	For the six months ended June 30,
	2024	2023

Current	$(410)	$2,795
Deferred	(144,541)	(77,651)
Total income tax benefit	$(144,951)	$(74,856)

Schedule of Effective Tax Rate	The following table reconciles China statutory rates to the Group’s effective tax rate:
	For the six months ended June 30,
	2024	2023

PRC statutory rates	25.0%	25.0%
Preferential tax rates	(1.9)%	(0.4)%
R&D credits	1.2%	0.3%
Change in valuation allowance and others	(23.3)%	(24.8)%
Effective tax rate	1.0%	0.1%

Schedule of Deferred Tax Assets and Liabilities	The significant components of the deferred tax assets and liabilities are as follows:
	June 30, 2024	December 31, 2023

Deferred tax assets:
Provision for credit losses	$1,455,081	$1,268,962
Depreciation and amortization	194,760	185,676
Net operating loss carryforward	2,477,328	2,496,584
Valuation allowance	(3,021,726)	(2,932,049)
Total deferred tax assets	$1,105,443	$1,019,173

Deferred tax liabilities:
Intangible assets arising from acquisitions	$1,992,457	$-

Schedule of Taxes Payable	Taxes payable consists of the following:
	June 30, 2024	December 31, 2023

Income taxes payable	$5,616	$5,889
VAT and other tax payable	163,754	174,553
Totals	$169,370	$180,442